FINANCIAL INSTRUMENTS - Disclosure of cash holdings (Details) - CAD ($)	Jul. 31, 2026	Jul. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Cash at banks	$ 8,279,615	$ 5,542,504
Short-term GIC	6,707,375	0
Total cash and cash equivalents	$ 14,986,990	$ 5,542,504